Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 2,994,622	¥ 3,184,463	¥ 3,140,758
Equity transactions with noncontrolling interests and other		(4,985)	(29,583)
Net change during the period	61,523	(179,972)	(57,252)
Balance at end of year	3,096,175	2,994,622	3,184,463
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(13,960)	87,038	144,557
Equity transactions with noncontrolling interests and other		259	73
Other comprehensive income (loss) before reclassifications	44,184	(101,350)	(57,592)
Amounts reclassified from accumulated other comprehensive income (loss)	(16)	93
Net change during the period	44,168	(100,998)	(57,519)
Balance at end of year	30,208	(13,960)	87,038
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	15,251	14,055	12,546
Other comprehensive income (loss) before reclassifications	2,813	814	1,691
Amounts reclassified from accumulated other comprehensive income (loss)	(12,580)	382	(182)
Net change during the period	(9,767)	1,196	1,509
Balance at end of year	5,484	15,251	14,055
Gains and losses on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(2,742)	182	(2,603)
Other comprehensive income (loss) before reclassifications	(1,452)	938	(256)
Amounts reclassified from accumulated other comprehensive income (loss)	4,014	(3,862)	3,041
Net change during the period	2,562	(2,924)	2,785
Balance at end of year	(180)	(2,742)	182
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(198,430)	(131,017)	(126,214)
Equity transactions with noncontrolling interests and other		(1)
Other comprehensive income (loss) before reclassifications	14,785	(67,511)	(6,155)
Amounts reclassified from accumulated other comprehensive income (loss)	4,905	99	1,352
Net change during the period	19,690	(67,413)	(4,803)
Balance at end of year	(178,740)	(198,430)	(131,017)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(199,881)	(29,742)	28,286
Equity transactions with noncontrolling interests and other		258	73
Other comprehensive income (loss) before reclassifications	60,330	(167,109)	(62,312)
Amounts reclassified from accumulated other comprehensive income (loss)	(3,677)	(3,288)	4,211
Net change during the period	56,653	(170,139)	(58,028)
Balance at end of year	¥ (143,228)	¥ (199,881)	¥ (29,742)